Summary of Significant Accounting Policies (Tables) - Sunlight	6 Months Ended
Jun. 30, 2021
Schedule of cash and cash equivalents and restricted cash

	June 30,	December 31,
	2021	2020
Cash and cash equivalents	$62,521	$49,583
Restricted cash and cash equivalents	3,861	3,122
Total cash, cash equivalents, and restricted cash shown in the Condensed Consolidated Statement of Cash Flows	$66,382	$52,705

Schedule of property and equipment

	Estimated	Carrying Value
Asset Category	Useful Life, in Years	June 30, 2021	December 31, 2020
Furniture, fixtures, and equipment	7 years	$555	$555
Computer hardware	5 years	1,034	868
Computer software(a)	1‑3 years	13,385	11,973
Leasehold improvements	Shorter of life of improvement or lease term	421	421
		15,395	13,817
Accumulated amortization and depreciation(b)(c)		(9,702)	(8,092)
		$5,693	$5,725
a.	Amounts include $13.2 million and $11.8 million of capitalized internally developed software costs at June 30, 2021 and December 31, 2020, respectively.
b.	Amounts include $8.7 million and $7.2 million of accumulated amortization for capitalized internally developed software costs at June 30, 2021 and December 31, 2020, respectively.
c.

For the three months ended June 30, 2021 and 2020, respectively, $0.7 million and $0.7 million of the $0.8 million and $0.8 million total amortization and depreciation expense on property and equipment consisted of amortized capitalized internally developed software costs. For the six months ended June 30, 2021 and 2020, respectively, $1.4 million and $1.5 million of the $1.6 million and $1.6 million total amortization and depreciation expense on property and equipment consisted of amortized capitalized internally developed software costs. At June 30, 2021, the approximate aggregate annual amortization expense for capitalized internally developed software costs are as follows:

Schedule of aggregate annual amortization expense for capitalized internally developed software costs	At June 30, 2021, the approximate aggregate annual amortization expense for capitalized internally developed software costs are as follows

July 1, through December 31, 2021	$1,338
2022	1,969
2023	1,044
2024	162
2025	—
Thereafter	—
$4,513

Schedule of revenue

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Platform fees, net(a)	$25,112	$9,599	$48,774	$22,082
Other revenues(b)	1,091	600	2,216	1,190
	$26,203	$10,199	$50,990	$23,272
a.	Amounts presented net of variable consideration in the form of rebates to certain contractors.
b.

Includes monitoring, administration, and other ancillary fees Sunlight earns that are incidental to its primary operations. Sunlight earned $0.0 million and $0.0 million for the three months ended June 30, 2021 and 2020 and  $0.1 million and $0.1 million for the six months ended June 30, 2021 and 2020, respectively, in administrative fees from an affiliate. (Note 9)